Commitments - Additional Information (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Jun. 06, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 12, 2019 USD ($)
PAC Kingston Airport Limited (PACKAL) [Member]
Commitments [Line Items]
Capital Investments	$ 23.5		$ 22.4	$ 2.6	$ 101.4
MBJA [Member]
Commitments [Line Items]
Capital Investments	$ 13.4		$ 12.5	$ 11.6	$ 111.7
Jamaica's Airport PACKAL [Member]
Commitments [Line Items]
Capital Investments		$ 85.2
Jamaica's Airport MBJA [Member]
Commitments [Line Items]
Capital Investments		$ 118.1